Discontinued Operations - Summary of Major Classes of Line Items Constituting the Balance Sheet of Discontinued Operations (Details) - Good Wheat [Member] - Discontinued Operations [Member] - USD ($)
$ in Thousands
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Accounts receivable and other receivables	$ 96	$ 96	$ 8
Inventories, net - current		0	1,121
Property and equipment, net		0	314
Inventories, net - noncurrent		0	3,158
Total assets	$ 96	96	4,601
Liabilities
Accounts payable and accrued expenses		0	500
Total liabilities		$ 0	$ 500